Business combinations, Acquisition of Serena Software Inc. (Details) $ in Thousands, £ in Millions			1 Months Ended		12 Months Ended		18 Months Ended
		May 02, 2016 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 GBP (£)	Apr. 30, 2017 USD ($) Country	Apr. 30, 2016 USD ($) Country	Oct. 31, 2018 USD ($) Country
Acquisition [Abstract]
Repayment of outstanding borrowings					$ 372,062	$ 157,750	$ 252,936
Cash payment for acquisition					299,061	9,960	19,260
Net cash acquired					$ 68,173	$ 106	$ 321,668
Number of business operating countries | Country					40	39	49
Underwritten cost						$ 2,979
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Goodwill					$ 2,828,604	2,436,168	$ 6,805,043
Goodwill					392,436		4,863,962
Consideration					299,061		6,530,832
Consideration satisfied by [Abstract]
Cash					299,061		16,662
Carrying Value at Acquisition [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Net (liabilities)/assets					147,878		(2,490,868)
Fair Value Adjustments [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Net (liabilities)/assets					(241,253)		4,157,738
Revolving Credit Facility [Member]
Acquisition [Abstract]
Repayment of outstanding borrowings					325,000		$ 215,000
Serena Software, Inc. [Member]
Acquisition [Abstract]
Repayment of outstanding borrowings		$ 316,700
Cash payment for acquisition		528,500
Net cash acquired		65,800
Acquisition costs		900				$ 500
Number of business operating countries | Country							10
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Goodwill		0
Intangible assets - purchased		317,700
Intangible assets - other		79
Property, plant and equipment		1,927
Other non-current assets		167
Deferred tax asset		15,347
Trade and other receivables		27,362
Cash and cash equivalents		65,784
Borrowings - short-term		(27,712)
Trade and other payables		(11,766)
Provisions - short-term		(4,045)
Current tax liabilities		(3,173)
Deferred income - short-term		(68,456)
Deferred income - long-term		(14,055)
Borrowings - long-term		(288,938)
Other non-current liabilities		(717)
Deferred tax liabilities		(111,550)
Net (liabilities)/assets		(102,046)
Goodwill		379,669			379,669
Consideration		277,623			277,623
Consideration satisfied by [Abstract]
Cash		277,623			277,623
Serena Software, Inc. [Member] | Carrying Value at Acquisition [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Goodwill		462,400
Intangible assets - purchased		0
Intangible assets - other		79
Property, plant and equipment		1,927
Other non-current assets		167
Deferred tax asset		15,347
Trade and other receivables		27,362
Cash and cash equivalents		65,784
Borrowings - short-term		(27,712)
Trade and other payables		(11,766)
Provisions - short-term		(4,045)
Current tax liabilities		(3,173)
Deferred income - short-term		(72,217)
Deferred income - long-term		(14,853)
Borrowings - long-term		(288,938)
Other non-current liabilities		(717)
Deferred tax liabilities		(2,385)
Net (liabilities)/assets		147,260			147,260
Serena Software, Inc. [Member] | Fair Value Adjustments [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Goodwill		(462,400)
Intangible assets - purchased	[1]	317,700
Intangible assets - other		0
Property, plant and equipment		0
Other non-current assets		0
Deferred tax asset		0
Trade and other receivables		0
Cash and cash equivalents		0
Borrowings - short-term		0
Trade and other payables		0
Provisions - short-term		0
Current tax liabilities		0
Deferred income - short-term	[2]	3,761
Deferred income - long-term	[2]	798
Borrowings - long-term		0
Other non-current liabilities		0
Deferred tax liabilities	[3]	(109,165)
Net (liabilities)/assets		(249,306)			$ (249,306)
Serena Software, Inc. [Member] | Fair Value Adjustments [Member] | Technology [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased		86,100
Serena Software, Inc. [Member] | Fair Value Adjustments [Member] | Customer Relationships [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased		210,200
Serena Software, Inc. [Member] | Fair Value Adjustments [Member] | Trade Names [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased		21,400
Serena Software, Inc. [Member] | Revolving Credit Facility [Member]
Acquisition [Abstract]
Face amount		$ 225,000					$ 375,000
Serena Software, Inc. [Member] | Numis Securities [Member]
Acquisition [Abstract]
Proceeds from private placement			$ 225,700	£ 158.2
Underwritten cost			$ 3,000

[1]	Purchased intangible assets have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of Serena;
[2]	Deferred income has been valued taking account of the remaining performance obligations; and
[3]	A deferred tax liability has been established relating to the purchase of intangibles.